Goodwill, Intangible Assets and In-Process Revenue Contracts	12 Months Ended
Dec. 31, 2011
Goodwill, Intangible Assets and in Process Revenue Contracts [Abstract]
Goodwill, Intangible Assets and In-Process Revenue Contracts
6.	Goodwill, Intangible Assets and In-Process Revenue Contracts

Goodwill

The carrying amount of goodwill for the years ended December 31, 2010 and 2011, for the Company’s reportable segments are as follows:

	Shuttle Tanker and FSO Segment $	FPSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2010 and 2009	130,908	—	35,631	36,652	203,191
Goodwill impairment	—		—	(36,652)	(36,652)

Balance as of December 31, 2011	130,908	—	35,631	—	166,539

A goodwill impairment charge of $36.7 million was recognized in the Company’s consolidated statements of income (loss) for the year ended December 31, 2011 in respect of its Suezmax tanker reporting unit. The fair value of this reporting unit was determined using the present value of expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are in part based upon existing contracts, future tanker market rates, historical experience, financial forecasts and industry trends and conditions. The recognition of the goodwill impairment charge was driven by the continuing weak tanker market, which has largely been caused by an oversupply of vessels relative to demand.

Intangible Assets

As at December 31, 2011, the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	15.6	329,815	(194,266)	135,549
Other intangible assets	4.5	11,430	(10,237)	1,193

	15.2	341,245	(204,503)	136,742

As at December 31, 2010, the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	13.7	347,085	(195,358)	151,727
Other intangible assets	4.5	11,430	(7,264)	4,166

	13.5	358,515	(202,622)	155,893

Aggregate amortization expense of intangible assets for the year ended December 31, 2011, was $19.1 million (2010—$26.2 million, 2009—$34.1 million), which is included in depreciation and amortization. Amortization of intangible assets for the five years following 2011 is expected to be $15.4 million (2012), $14.2 million (2013), $13.2 million (2014), $12.1 million (2015), $11.1 million (2016) and $70.8 million (thereafter).

During 2010, the Company recognized $31.7 million in write-downs of three vessel purchase options and certain in-charter customer contracts. The vessel purchase options and in-charter contracts either expired unexercised or were unlikely to be exercised by the Company. During 2009, the Company recognized a $16.1 million impairment of other intangible assets due to lower fair value of certain bareboat contracts compared to carrying values, expired time-charter hire contracts and write-down of vessel purchase options.

The write-downs are included in asset impairments and net loss on sale of vessels and equipment, on the consolidated statements of income (loss) and within the Company’s conventional tanker segment.

In-Process Revenue Contracts

As part of the Company’s acquisition of FPSO units from Sevan and its previous acquisitions of Petrojarl ASA (subsequently renamed Teekay Petrojarl AS, or Teekay Petrojarl) and 50% of OMI Corporation (or OMI), the Company assumed certain FPSO service contracts and time charter-out contracts with terms that were less favorable than the then prevailing market terms. The Company has recognized a liability based on the estimated fair value of these contracts. The Company is amortizing this liability over the estimated remaining terms of the contracts on a weighted basis based on the projected revenue to be earned under the contracts. During 2010, the Company increased the amortization term due to operating contract amendments for two FPSO units which resulted in a decrease in amortization of in-process revenue contracts during 2010 of $10.5 million.

Amortization of in-process revenue contracts for the year ended December 31, 2011 was $46.4 million (2010—$48.3 million), which is included in revenues on the consolidated statements of income (loss). Amortization for the five years following 2011 is expected to be $73.3 million (2012), $59.9 million (2013), $40.2 million (2014), $18.7 million (2015) and $116.5 million (thereafter).